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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106

                          Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2005 through October 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                    PIONEER
                                  -----------
                                    MID CAP
                                     VALUE
                                     FUND

                                     Annual
                                     Report

                                    10/31/06

                                 [logo] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2

Portfolio Management Discussion                              4

Portfolio Summary                                            8

Prices and Distributions                                     9

Performance Update                                          10

Comparing Ongoing Fund Expenses                             16

Schedule of Investments                                     18

Financial Statements                                        26

Notes to Financial Statements                               36

Report of Independent Registered Public Accounting Firm     47

Trustees, Officers and Service Providers                    48

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------

Mature and emerging market economies around the world showed moderate improvement after a flat second quarter. The U.S. saw some resurgence of growth, which we expect to continue through the fourth quarter of 2006 and into 2007, although this growth may be slow with housing sector measures down in recent months. While inflation pressures have risen slightly in recent months, we believe the United States may now be at the end of the Fed's monetary tightening cycle. Mature economies, led by Japan, remain firm, as do European economic prospects, with strong GDP data reflecting the broad-based strength seen in crucial indicators.

U.S. economic growth was back on track after lackluster market results prior to Labor Day. Consumer spending rose with receding gas prices, just in time for the back-to-school season, which retailers now consider the second most lucrative period after the Christmas season. U.S. economic growth is in line with our projections; we anticipate U.S. GDP finishing with a level of around 3.0% for 2006.

In our view, the pace of corporate earnings growth should slow amid pressure from high raw materials costs and moderating economic growth. However, U.S. dollar depreciation and improving growth overseas should offer some support to U.S. earnings.

The European economy continues to improve and appears to be at its healthiest in six years, with business confidence showing improvement across sectors and consumers becoming more optimistic. While business sentiment indicators have had a tendency to over-estimate growth in recent years, broad-based improvements across countries since 2005 is a sign that European economic growth should continue through 2006.

The positive long-term drivers of emerging markets remain in place: improving domestic growth and inflation stability; structural reform; debt sustainability and favorable demographics. Together, the emerging markets' current account surplus is at record highs while external debt as a percentage of GDP is at its lowest since 1991.

In summary, we think that despite the existence of some inflation pressures seen by the Federal Reserve and its counterparts in developed economies, it seems as if interest rates will remain mostly unchanged. U.S. economic growth is expected to remain positive,

Letter

as it should among the developed nations for the remainder of 2006. Any further geopolitical issues and rising energy prices could lead to deceleration, but not a derailment from the current healthy pace of economic growth, as investment is expected to remain robust, benefiting from sustained internal and international demand worldwide.

Our cautiously optimistic outlook reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

/S/Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/06
--------------------------------------------------------------------------------

Stock market prices moved broadly higher during most of the 12-month period that ended on October 31, 2006. Stocks generally lost ground during the late spring and early summer of 2006 when investor fears grew about the impacts of rising energy prices and the Federal Reserve Board's interest-rate hikes. During much of the early part of the period, lower-quality, more volatile stocks tended to lead the market's performance, while higher-quality shares outperformed in the final months of the fiscal year. Our investment discipline emphasizes companies that we believe are higher quality - companies that generally meet these criteria: high returns on equity and invested capital; good growth and profits records; solid balance sheets; strong managements; and favorable positions in their markets.

In the following discussion, Rod Wright, portfolio manager of Pioneer Mid Cap Value Fund, provides an update on the Fund, its investment strategies, and the factors that influenced performance during the 12 months ended October 31, 2006.

Q: How did the Fund perform?

A: The Fund's performance lagged the mid-cap value market as well as the overall market for the 12 months, despite outperforming in the final four months of the period. For the 12 months ended October 31, 2006, Pioneer Mid Cap Value Fund, Class A shares, produced a total return of 15.11% at net asset value. Over the same period, the Russell Midcap Value Index rose by 20.51% and the Standard & Poor's 500 Index, a common yardstick for the overall market, gained 16.33%. The average return of the 283 funds in Lipper's Mid-Cap Value Fund category was 16.81%.

   Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What were the principal factors that influenced performance?

A: The Fund endured a difficult time during the first half of the fiscal year - the final months of 2005 and the early months of 2006 - when performance leaders were the types of lower-quality stocks that we avoid. The strongest returns came from companies involved in energy and the metals and mining industries as well as highly volatile cyclical stocks that historically perform well late in business expansion cycles. Although we had some investments in the energy sector, in general we had little exposure to the types of companies that did well early in the fiscal year. As a consequence, the Fund underperformed for the first half of the period and for the year.

   The upward surge in market performance early in the period came to an end in May. It was then that investors grew increasingly worried that the economy would plunge into a downturn as a result of the combination of the Federal Reserve Board's policy of raising short-term rates and of rapidly rising energy prices. The stock market slumped from May until early July. As oil and natural gas prices receded and investors anticipated that the Federal Reserve Board might pause in its cycle of interest-rate hikes, equity prices started climbing. They continued their ascent through the end of the fiscal year as energy prices declined and the Federal Reserve Board left short-term interest rates unchanged.

   From July through the end of the fiscal year on October 31, 2006, the Fund has performed very well, exceeding market benchmarks and the majority of competitive mid-cap value funds.

Q: What were some of the investments that helped performance?

A: We had many strong performers, including investments in companies that were acquired during the period. The biggest single contributor to results was Symbol Technology, a developer and producer of scanning equipment, including remote scanners. It was acquired by Motorola at a premium price. Another contributor to the Fund's performance was its holding in Freescale Semiconductor. We also had excellent results with two holdings widely expected to be sold: Clear Channel, operator of a radio station chain; and Harrah's, a leading casino company. Other positions that contributed to results included: Tellabs, a manufacturer of telecommunications equipment; Deere, a manufacturer of farm

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/06                           (continued)
--------------------------------------------------------------------------------

   equipment; UST, which produces smokeless tobacco products; Harley Davidson, the motorcycle company, Laboratory Corporation of America, which provides medical testing services, including genomic testing; retailer Foot Locker; and grocery chain Safeway. We sold our investments in Tellabs, Deere and Foot Locker and reduced our position in Harley Davidson as of this reporting period.

   Although the primary factor in the Fund's underperformance was our lack of exposure to the stocks that outperformed early in the fiscal year, we also had some disappointments among our holdings. One was Massey Energy, a leading coal mining company in the Appalachian region and one of our relatively few energy positions. Its stock fell hard as energy commodity prices declined late in the fiscal year. Notable among investments that detracted from results was Boston Scientific, the manufacturer of drug-coated stents and other cardiac devices, which has performed poorly since its acquisition of Guidant, another cardiac device company. Other disappointments included Expedia, the on-line travel service, and Palm, which produces hand-held communications and computing devices.

Q: What is your investment outlook?

A: We are cautiously bullish about the stock market. The economy appears to be strong, corporate earnings continue to grow, energy prices have declined and the Federal Reserve may have halted its interest-rate hikes. Investors do have some concerns, however, including weakness in the housing market. Overall, most of the general economic factors tend to encourage optimism about stock performance.

   We intend to stick to our discipline and invest in those companies that meet our quality criteria. We believe that over the long term, higher-quality companies will outperform lower-quality companies.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/06
--------------------------------------------------------------------------------

 Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                              92.8%
Temporary Cash Investments                       6.1%
Depositary Receipts for International Stocks     1.1%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Financials                      23.0%
Consumer Discretionary          13.7%
Information Technology          13.1%
Utilities                       11.0%
Industrials                      9.7%
Consumer Staples                 8.7%
Materials                        7.8%
Health Care                      6.3%
Energy                           5.7%
Telecommunication Services       1.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.   UNUM Corp.                                  2.40%
    2.   NCR Corp.                                   2.36
    3.   Ball Corp.                                  2.17
    4.   Air Products & Chemicals, Inc.              2.11
    5.   W.W. Grainger, Inc.                         2.07
    6.   Clear Channel Communications, Inc.          1.91
    7.   The Interpublic Group of Companies, Inc.    1.90
    8.   Edison International                        1.89
    9.   CIGNA Corp.                                 1.77
   10.   Questar Corp.                               1.70

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

         Class          10/31/06   10/31/05
         -----          --------   --------
          A              $25.33     $22.84
          B              $22.00     $20.10
          C              $21.84     $19.94
      Investor           $25.40     $22.88
          R              $25.06     $22.67
          Y              $26.31     $23.68

Distributions Per Share
--------------------------------------------------------------------------------

                                     11/1/05 - 10/31/06
                        ------------------------------------------
                            Net
                        Investment     Short-Term      Long-Term
         Class            Income     Capital Gains   Capital Gains
         -----            ------     -------------   -------------
          A              $0.0199        $0.0872         $0.7638
          B              $  -           $0.0872         $0.7638
          C              $  -           $0.0872         $0.7638
       Investor          $0.0502        $0.0872         $0.7638
          R              $0.0245        $0.0872         $0.7638
          Y              $0.1087        $0.0872         $0.7638

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund at public offering price, compared to that of the Russell Midcap Value Index.

------------------------------------------
Average Annual Total Returns
(As of October 31, 2006)

                   Net Asset     Public
                     Value      Offering
Period               (NAV)     Price (POP)
10 Years             10.92%      10.26%
 5 Years             13.36       12.03
 1 Year              15.11        8.51
------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                      Pioneer                     Russell
                   Mid Cap Value               Midcap Value
                       Fund                        Index
10/96                 $ 9,425                    $10,000
                       11,562                     13,250
10/98                  10,552                     14,011
                       11,610                     14,809
10/00                  13,932                     16,564
                       14,190                     16,336
10/02                  13,340                     15,850
                       17,532                     21,157
10/04                  20,626                     25,333
                       23,081                     30,273
10/06                  26,569                     36,483

   Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

------------------------------------------
Average Annual Total Returns
(As of October 31, 2006)

                      If         If
Period               Held     Redeemed
10 Years            9.99%      9.99%
 5 Years           12.37      12.37
 1 Year            14.09      10.09
------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                      Pioneer                     Russell
                   Mid Cap Value               Midcap Value
                       Fund                        Index
10/96                $10,000                     $10,000
                      12,170                      13,250
10/98                 11,030                      14,011
                      12,035                      14,809
10/00                 14,327                      16,564
                      14,472                      16,336
10/02                 13,495                      15,850
                      17,581                      21,157
10/04                 20,506                      25,333
                      22,722                      30,273
10/06                 25,923                      36,483

   Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
   (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com/bshares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

------------------------------------------
Average Annual Total Returns
(As of October 31, 2006)

                      If         If
Period               Held     Redeemed
10 Years             9.98%      9.98%
 5 Years            12.39      12.39
 1 Year             14.20      14.20
------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                      Pioneer                     Russell
                   Mid Cap Value               Midcap Value
                       Fund                        Index
10/96               $10,000                      $10,000
                     12,174                       13,250
10/98                11,032                       14,011
                     12,027                       14,809
10/00                14,302                       16,564
                     14,440                       16,336
10/02                13,450                       15,850
                     17,526                       21,157
10/04                20,436                       25,333
                     22,673                       30,273
10/06                25,893                       36,483

   Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

------------------------------------------
Average Annual Total Returns
(As of October 31, 2006)

                      If         If
Period               Held     Redeemed
Life-of-Class
(12/10/04)          10.89%     10.89%
1 Year              15.37      15.37
------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                      Pioneer                     Russell
                   Mid Cap Value               Midcap Value
                       Fund                        Index
12/04                $10,000                      $10,000
10/05                 10,166                       10,776
10/06                 11,729                       12,987

   Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

------------------------------------------
Average Annual Total Returns
(As of October 31, 2006)

                      If         If
Period               Held     Redeemed
10 Years            10.50%     10.50%
 5 Years            13.07      13.07
 1 Year             14.79      14.79
------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                      Pioneer                    Russell
                   Mid Cap Value              Midcap Value
                       Fund                       Index
10/96                $10,000                     $10,000
                      12,206                      13,250
10/98                 11,084                      14,011
                      12,134                      14,809
10/00                 14,489                      16,564
                      14,684                      16,336
10/02                 13,735                      15,850
                      18,014                      21,157
10/04                 21,167                      25,333
                      23,641                      30,273
10/06                 27,139                      36,483

   Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

------------------------------------------
Average Annual Total Returns
(As of October 31, 2006)

                      If         If
Period               Held     Redeemed
10 Years            11.38%     11.38%
 5 Years            13.93      13.93
 1 Year             15.59      15.59
------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                      Pioneer                     Russell
                   Mid Cap Value               Midcap Value
                       Fund                        Index
10/96                $10,000                     $10,000
                      12,267                      13,250
10/98                 11,219                      14,011
                      12,402                      14,809
10/00                 14,952                      16,564
                      15,305                      16,336
10/02                 14,457                      15,850
                      19,094                      21,157
10/04                 22,574                      25,333
                      25,419                      30,273
10/06                 29,382                      36,483

   Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 7/25/90 to 7/2/98. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on actual returns from May 1, 2006 through October 31, 2006


Share Class             A            B           C        Investo        R          Y
------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Value On 5/1/06
Ending Account      $1,027.95    $1,023.78   $1,023.85   $1,029.63   $1,026.56   $1,030.49
Value On 10/31/06
Expenses Paid       $    5.47    $   10.10   $    9.64   $    4.35   $    7.00   $    3.12
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.07%, 1.98%, 1.89%, 0.85%, 1.37% and 0.61% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from May 1, 2006 through October 31, 2006

Share Class              A           B          C         Investor       R           Y
------------------------------------------------------------------------------------------
Beginning Account   $1,000.00   $1,000.00   $1,000.00    $1,000.00   $1,000.00   $1,000.00
Value On 5/1/06
Ending Account      $1,019.81   $1,015.22   $1,015.68    $1,020.92   $1,018.30   $1,022.13
Value On 10/31/06
Expenses Paid       $    5.45   $   10.06   $    9.60    $    4.33   $    6.97   $    3.11
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.07%, 1.98%, 1.89%, 0.85%, 1.37% and 0.61% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06
--------------------------------------------------------------------------------

   Shares                                                                  Value
               COMMON STOCKS - 97.9%
               Energy - 5.6%
               Coal & Consumable Fuels - 1.4%
1,500,000      Massey Energy Co.                                  $   37,875,000
                                                                  --------------
               Integrated Oil & Gas - 1.1%
  675,000      Hess Corp. (b)                                     $   28,620,000
                                                                  --------------
               Oil & Gas Equipment & Services - 0.5%
  325,000      Weatherford International, Inc.*                   $   13,351,000
                                                                  --------------
               Oil & Gas Exploration & Production - 1.9%
  598,300      Plains Exploration & Product*                      $   25,302,107
  725,000      Southwestern Energy Co.*                               25,795,500
                                                                  --------------
                                                                  $   51,097,607
                                                                  --------------
               Oil & Gas Refining & Marketing - 0.7%
  300,000      Tesoro Petroleum Corp.                             $   19,182,000
                                                                  --------------
               Total Energy                                       $  150,125,607
                                                                  --------------
               Materials - 7.6%
               Diversified Chemical - 1.1%
  425,000      PPG Industries, Inc.                               $   29,070,000
                                                                  --------------
               Diversified Metals & Mining - 0.8%
  374,000      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   22,619,520
                                                                  --------------
               Industrial Gases - 2.1%
  800,000      Air Products & Chemicals, Inc.                     $   55,736,000
                                                                  --------------
               Metal & Glass Containers - 2.1%
1,375,000      Ball Corp.                                         $   57,186,250
                                                                  --------------
               Specialty Chemicals - 1.5%
  950,000      International Flavor & Fragrances, Inc.            $   40,356,000
                                                                  --------------
               Total Materials                                    $  204,967,770
                                                                  --------------
               Capital Goods - 4.9%
               Electrical Component & Equipment - 1.5%
  775,000      Thomas & Betts Corp.*                              $   39,935,750
                                                                  --------------
               Industrial Conglomerates - 1.4%
1,300,000      Tyco International, Ltd.                           $   38,259,000
                                                                  --------------


18   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
              Trading Companies & Distributors - 2.0%
  750,000     W.W. Grainger, Inc.                                 $   54,585,000
                                                                  --------------
              Total Capital Goods                                 $  132,779,750
                                                                  --------------
              Commercial Services & Supplies - 3.1%
              Commercial Printing - 0.3%
  250,000     R.R. Donnelly & Sons Co.                            $    8,465,000
                                                                  --------------
              Diversified Commercial Services - 1.2%
  850,000     Equifax, Inc.*                                      $   32,325,500
                                                                  --------------
              Environmental & Facilities Services - 1.6%
1,025,000     Republic Services, Inc.                             $   42,035,250
                                                                  --------------
              Total Commercial Services & Supplies                $   82,825,750
                                                                  --------------
              Transportation - 1.5%
              Railroads - 1.5%
1,100,000     CSX Corp.*                                          $   39,237,000
                                                                  --------------
              Total Transportation                                $   39,237,000
                                                                  --------------
              Automobiles & Components - 1.5%
              Auto Parts & Equipment - 0.9%
  425,000     Borg-Warner Automotive, Inc.*                       $   24,437,500
                                                                  --------------
              Motorcycle Manufacturers - 0.6%
  250,000     Harley-Davidson, Inc.                               $   17,157,500
                                                                  --------------
              Total Automobiles & Components                      $   41,595,000
                                                                  --------------
              Consumer Durables & Apparel - 2.0%
              Consumer Electronics - 0.9%
  250,000     Harman International Industries, Inc.*              $   25,587,500
                                                                  --------------
              Housewares & Specialties - 1.1%
  375,000     Fortune Brands, Inc.                                $   28,856,250
                                                                  --------------
              Total Consumer Durables & Apparel                   $   54,443,750
                                                                  --------------
              Consumer Services - 3.0%
              Casinos & Gaming - 1.5%
  550,000     Harrah's Entertainment, Inc.                        $   40,881,500
                                                                  --------------
              Hotels, Resorts & Cruise Lines - 1.5%
  838,300     Carnival Corp.                                      $   40,925,806
                                                                  --------------
              Total Consumer Services                             $   81,807,306
                                                                  --------------


The accompanying notes are an integral part of these financial statements.   19

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
               Media - 5.5%
               Advertising - 1.9%
4,600,000      The Interpublic Group of Companies, Inc.*(b)       $   50,186,000
                                                                  --------------
               Broadcasting & Cable TV - 2.5%
1,450,000      Clear Channel Communications, Inc.                 $   50,532,500
  650,000      Entercom Communications Corp.*                         17,985,500
                                                                  --------------
                                                                  $   68,518,000
                                                                  --------------
               Publishing - 1.1%
  477,800      Gannett Co.*                                       $   28,257,092
                                                                  --------------
               Total Media                                        $  146,961,092
                                                                  --------------
               Retailing - 1.4%
               Department Stores - 1.4%
  500,300      J.C. Penney Co., Inc.                              $   37,637,569
                                                                  --------------
               Total Retailing                                    $   37,637,569
                                                                  --------------
               Food & Drug Retailing - 2.8%
               Food Retail - 2.8%
1,441,300      Kroger Co.                                         $   32,414,837
1,500,000      Safeway, Inc.                                          44,040,000
                                                                  --------------
                                                                  $   76,454,837
                                                                  --------------
               Total Food & Drug Retailing                        $   76,454,837
                                                                  --------------
               Food, Beverage & Tobacco - 4.6%
               Brewers - 1.1%
  400,000      Molson Coors Brewing Co. (Class B)                 $   28,472,000
                                                                  --------------
               Packaged Foods & Meats - 2.2%
  550,000      H.J. Heinz Co., Inc.                               $   23,188,000
  716,800      William Wrigley Jr. Co.*                               37,237,760
                                                                  --------------
                                                                  $   60,425,760
                                                                  --------------
               Tobacco - 1.3%
  675,000      UST, Inc.                                          $   36,153,000
                                                                  --------------
               Total Food, Beverage & Tobacco                     $  125,050,760
                                                                  --------------
               Household & Personal Products - 1.0%
               Personal Products - 1.0%
  909,800      Avon Products, Inc.                                $   27,667,018
                                                                  --------------
               Total Household & Personal Products                $   27,667,018
                                                                  --------------


20   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
               Health Care Equipment & Services - 5.0%
               Health Care Equipment - 0.9%
1,500,000      Boston Scientific Corp.*                           $   23,865,000
                                                                  --------------
               Health Care Services - 1.3%
  525,000      Laboratory Corporation of America Holdings*        $   35,957,250
                                                                  --------------
               Health Care Supplies - 1.1%
  503,900      Cooper Companies, Inc.                             $   29,039,757
                                                                  --------------
               Managed Health Care - 1.7%
  400,000      CIGNA Corp.                                        $   46,792,000
                                                                  --------------
               Total Health Care Equipment & Services             $  135,654,007
                                                                  --------------
               Pharmaceuticals & Biotechnology - 1.2%
               Pharmaceuticals - 1.2%
  971,100      Teva Pharmaceutical Industries, Ltd.               $   32,017,167
                                                                  --------------
               Total Pharmaceuticals & Biotechnology              $   32,017,167
                                                                  --------------
               Banks - 8.3%
               Regional Banks - 6.1%
  900,000      KeyCorp                                            $   33,426,000
  750,000      Marshall & Ilsley Corp. (b)                            35,955,000
  475,000      PNC Bank Corp.                                         33,264,250
  975,000      TCF Financial Corp.*                                   25,379,250
  450,000      Zions Bancorporation*                                  36,180,000
                                                                  --------------
                                                                  $  164,204,500
                                                                  --------------
               Thrifts & Mortgage Finance - 2.2%
2,550,000      Hudson City Bancorp, Inc.                          $   35,011,500
  600,000      The PMI Group, Inc.                                    25,590,000
                                                                  --------------
                                                                  $   60,601,500
                                                                  --------------
               Total Banks                                        $  224,806,000
                                                                  --------------
               Diversified Financials - 5.1%
               Asset Management & Custody Banks - 3.5%
1,200,000      Federated Investors, Inc.                          $   41,148,000
  475,000      Legg Mason, Inc.                                       42,759,500
  250,000      Mellon Bank Corp.                                       9,700,000
                                                                  --------------
                                                                  $   93,607,500
                                                                  --------------


The accompanying notes are an integral part of these financial statements.   21

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
               Investment Banking & Brokerage - 1.6%
1,825,000      E*TRADE Group, Inc.*                               $   42,486,000
                                                                  --------------
               Total Diversified Financials                       $  136,093,500
                                                                  --------------
               Insurance - 6.5%
               Insurance Brokers - 0.7%
  550,000      Aon Corp. (b)                                      $   19,134,500
                                                                  --------------
               Life & Health Insurance - 2.3%
3,200,000      UNUM Corp. (b)                                     $   63,296,000
                                                                  --------------
               Multi-Line Insurance - 0.9%
  700,000      Genworth Financial, Inc.                           $   23,408,000
                                                                  --------------
               Property & Casualty Insurance - 1.5%
  325,000      Ambac Financial Group, Inc.*                       $   27,134,250
   22,000      White Mountains Insurance Group, Ltd.                  12,490,500
                                                                  --------------
                                                                  $   39,624,750
                                                                  --------------
               Reinsurance - 1.1%
  950,000      Platinum Underwriter Holdings, Ltd.                $   28,367,000
                                                                  --------------
               Total Insurance                                    $  173,830,250
                                                                  --------------
               Real Estate - 2.7%
               Industrial Real Estate Investment Trust - 1.1%
  450,000      ProLogis Trust                                     $   28,471,500
                                                                  --------------
               Mortgage Real Estate Investment Trust - 0.8%
1,625,000      Annaly Capital Management, Inc. (b)                $   21,320,000
                                                                  --------------
               Specialized Real Estate Investment Trust - 0.8%
  975,000      Host Hotels & Resorts, Inc.*                       $   22,483,500
                                                                  --------------
               Total Real Estate                                  $   72,275,000
                                                                  --------------
               Software & Services - 2.7%
               Data Processing & Outsourced Services - 1.8%
  900,000      Western Union Co.*                                 $   19,845,000
1,198,100      First Data Corp.                                       29,053,925
                                                                  --------------
                                                                  $   48,898,925
                                                                  --------------
               Systems Software - 0.9%
1,237,000      Symantec Corp.*                                    $   24,542,080
                                                                  --------------
               Total Software & Services                          $   73,441,005
                                                                  --------------


22   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
               Technology Hardware & Equipment - 7.3%
               Communications Equipment - 1.3%
2,000,000      Juniper Networks, Inc.*                            $   34,440,000
                                                                  --------------
               Computer Hardware - 4.5%
1,400,000      Dell, Inc.*                                        $   34,062,000
1,500,000      NCR Corp.*                                             62,280,000
1,710,400      Palm, Inc.*(b)                                         26,254,640
                                                                  --------------
                                                                  $  122,596,640
                                                                  --------------
               Office Electronics - 1.5%
2,400,000      Xerox Corp.*                                       $   40,800,000
                                                                  --------------
               Total Technology Hardware & Equipment              $  197,836,640
                                                                  --------------
               Semiconductors - 2.8%
               Semiconductors - 2.8%
  800,000      Freescale Semiconductor, Inc. (Class B)*           $   31,464,000
  875,000      National Semiconductor Corp.                           21,253,750
  887,800      Xilinx, Inc.                                           22,647,778
                                                                  --------------
                                                                  $   75,365,528
                                                                  --------------
               Total Semiconductors                               $   75,365,528
                                                                  --------------
               Telecommunication Services - 1.0%
               Wireless Telecommunication Services - 1.0%
1,375,000      Sprint Nextel Corp.                                $   25,698,750
                                                                  --------------
               Total Telecommunication Services                   $   25,698,750
                                                                  --------------
               Utilities - 10.8%
               Electric Utilities - 5.5%
  200,000      Allegheny Energy, Inc.*                            $    8,606,000
  425,000      American Electric Power Co., Inc.                      17,607,750
1,125,000      Edison International                                   49,995,000
  650,000      Firstenergy Corp.                                      38,252,500
1,000,000      PPL Corp.*                                             34,520,000
                                                                  --------------
                                                                  $  148,981,250
                                                                  --------------
               Gas Utilities - 1.7%
  550,000      Questar Corp.                                      $   44,814,000
                                                                  --------------
               Independent Power Producer & Energy Traders - 1.4%
  800,000      NRG Energy, Inc.*                                  $   38,520,000
                                                                  --------------


The accompanying notes are an integral part of these financial statements.   23

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
                      Multi-Utilities - 2.2%
  825,000             NSTAR                                       $   28,701,751
  700,000             PG&E Corp.                                      30,198,000
                                                                  --------------
                                                                  $   58,899,751
                                                                  --------------
                      Total Utilities                             $  291,215,001
                                                                  --------------
                      TOTAL COMMON STOCKS
                      (Cost $2,380,627,804)                       $2,639,786,057
                                                                  --------------

  Principal
     Amount
                 TEMPORARY CASH INVESTMENTS - 6.3%
                 Repurchase Agreement - 3.0%
$81,100,000      UBS Warburg, Inc., 5.22%, dated 10/31/06,
                 repurchase price of $81,100,000 plus accrued
                 interest on 11/1/06 collateralized by
                 $82,929,000 U.S. Treasury Bill, 3.875%,
                 5/15/09                                         $   81,100,000
                                                                 --------------

    Shares
                 Time Deposits - 3.3%
54,910,948       Dresdner Bank AG, 5.31%, 11/1/06                $   54,910,948
34,212,839       Royal Bank of Canada, 5.28%, 11/1/06                34,212,839
                                                                 --------------
                                                                 $   89,123,787
                                                                 --------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $170,223,787)                             $  170,223,787
                                                                 --------------
                 TOTAL INVESTMENT IN SECURITIES - 104.2%
                 (Cost $2,550,851,591)(a)                        $2,810,009,844
                                                                 --------------
                 OTHER ASSETS AND LIABILITIES - (4.2)%           $ (113,582,454)
                                                                 --------------
                 TOTAL NET ASSETS - 100.0%                       $2,696,427,390
                                                                 --------------
                                                                 --------------


24   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*    Non-income producing security.

(a) At October 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $2,555,977,129 was as follows:

       Aggregate gross unrealized gain for all investments
       in which there is an excess of value over tax cost          $316,980,639
       Aggregate gross unrealized loss for all investments
       in which there is an excess of tax cost over value           (62,947,924)
                                                                   ------------
       Net unrealized gain                                         $254,032,715
                                                                   ============

(b)  At October 31, 2006, the following securities were out on loan:

       Shares     Security                                                 Value
      131,900     Annaly Capital Management, Inc.*                  $ 1,730,528
       96,754     Aon Corp.                                           3,366,072
       81,062     Hess Corp.                                          3,437,029
    4,552,950     The Interpublic Group of Companies, Inc.*          49,672,685
       16,800     Marshall & Ilsley Corp.*                              805,392
    1,666,356     Palm, Inc.*                                        25,578,565
      130,500     UNUM Corp.                                          2,581,290
                                                                    -----------
                  Total                                             $87,171,561
                                                                    ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2006 aggregated $2,477,855,329 and $2,867,484,684, respectively.


The accompanying notes are an integral part of these financial statements.   25

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/06
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
    loaned of $87,171,561) (cost $2,550,851,591)                  $2,810,009,844
  Receivables -
    Investment securities sold                                        13,945,644
    Fund shares sold                                                   2,265,006
    Dividends, interest and foreign taxes withheld                     1,762,627
  Other                                                                  111,203
                                                                  --------------
     Total assets                                                 $2,828,094,324
                                                                  --------------
LIABILITIES:
  Payables -
    Investment securities purchased                               $   34,443,533
    Fund shares repurchased                                            5,012,762
    Upon return of securities loaned                                  89,123,787
  Due to bank                                                          2,037,015
  Due to affiliates                                                      958,421
  Accrued expenses                                                        91,416
                                                                  --------------
     Total liabilities                                            $  131,666,934
                                                                  --------------
NET ASSETS:
  Paid-in capital                                                 $2,078,757,798
  Undistributed net investment income                                  9,235,355
  Accumulated net realized gain on investments                       349,275,984
  Net unrealized gain on investments                                 259,158,253
                                                                  --------------
     Total net assets                                             $2,696,427,390
                                                                  --------------
                                                                  --------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,946,582,684/76,840,859 shares)             $        25.33
                                                                  --------------
                                                                  --------------
  Class B (based on $166,293,974/7,559,190 shares)                $        22.00
                                                                  --------------
                                                                  --------------
  Class C (based on $188,847,247/8,647,589 shares)                $        21.84
                                                                  --------------
                                                                  --------------
  Investor Class (based on $60,099,613/2,365,989 shares)          $        25.40
                                                                  --------------
                                                                  --------------
  Class R (based on $43,090,995/1,719,200 shares)                 $        25.06
                                                                  --------------
                                                                  --------------
  Class Y (based on $291,512,877/11,079,463 shares)               $        26.31
                                                                  --------------
                                                                  --------------
MAXIMUM OFFERING PRICE:
  Class A ($25.33 [divided by] 94.25%)                            $        26.88
                                                                  --------------
                                                                  --------------


26   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 10/31/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $66,465)    $39,596,257
  Interest                                                 3,240,356
  Income from securities loaned, net                         179,324
                                                          -----------
     Total investment income                                           $ 43,015,937
                                                                       ------------
EXPENSES:
  Management fees
   Basic Fee                                              $17,942,702
   Performance Adjustment                                 (2,089,785)
  Transfer agent fees and expenses
   Class A                                                 4,405,903
   Class B                                                   721,324
   Class C                                                   572,739
   Investor Class                                            156,362
   Class R                                                    77,801
   Class Y                                                    16,041
  Distribution fees
   Class A                                                 5,019,686
   Class B                                                 1,842,548
   Class C                                                 1,975,552
   Class R                                                   163,628
  Administrative reimbursements                              572,999
  Custodian fees                                             145,741
  Registration fees                                          153,742
  Professional fees                                          142,263
  Printing expense                                            79,192
  Fees and expenses of nonaffiliated trustees                 65,508
  Miscellaneous                                               75,756
                                                          -----------
     Total expenses                                                    $ 32,039,702
     Less fees paid indirectly                                             (343,077)
                                                                       ------------
     Net expenses                                                      $ 31,696,625
                                                                       ------------
       Net investment income                                           $ 11,319,312
                                                                       ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                     $353,159,253
                                                                       ------------
  Change in net unrealized gain on investments                         $ 21,854,311
                                                                       ------------
   Net gain on investments                                             $375,013,564
                                                                       ------------
   Net increase in net assets resulting from operations                $386,332,876
                                                                       ============


The accompanying notes are an integral part of these financial statements.   27

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/06 and 10/31/05, respectively

                                                            Year Ended        Year Ended
                                                             10/31/06          10/31/05
FROM OPERATIONS:
Net investment income                                    $    11,319,312   $    1,177,263
Net realized gain on investments                             353,159,253      361,279,975
Change in net unrealized gain (loss) on investments           21,854,311     (140,105,939)
                                                         ---------------   --------------
    Net increase in net assets resulting
     from operations                                     $   386,332,876   $  222,351,299
                                                         ---------------   --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.02 and $0.00 per share, respectively)    $    (1,785,086)  $            -
    Investor Class ($0.05 and $0.00 per share,
     respectively)                                              (142,914)               -
    Class R ($0.02 and $0.00 per share, respectively)            (23,622)               -
    Class Y ($0.11 and $0.00 per share, respectively)         (1,309,598)               -
Net realized gain:
    Class A ($0.85 and $5.63 per share, respectively)        (74,063,394)    (388,197,092)
    Class B ($0.85 and $5.63 per share, respectively)         (8,221,025)     (50,287,839)
    Class C ($0.85 and $5.63 per share, respectively)         (7,923,503)     (34,918,794)
    Investor Class ($0.85 and $2.47 per share,
     respectively)                                            (2,348,004)      (6,330,694)
    Class R ($0.85 and $5.63 per share, respectively)           (763,737)      (1,881,456)
    Class Y ($0.85 and $5.63 per share, respectively)        (10,073,717)     (19,187,845)
                                                         ---------------   --------------
     Total distributions to shareowners                  $  (106,654,600)  $ (500,803,720)
                                                         ---------------   --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $   635,427,260   $  912,209,998
Shares issued in reorganization                                        -      312,124,598
Reinvestment of distributions                                 86,716,751      420,271,906
Cost of shares repurchased                                (1,002,627,314)    (584,718,182)
                                                         ---------------   --------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                        $  (280,483,303)  $1,059,888,320
                                                         ---------------   --------------
    Net increase (decrease) in net assets                $      (805,027)  $  781,435,899
NET ASSETS:
Beginning of year                                        $ 2,697,232,417   $1,915,796,518
                                                         ---------------   --------------
End of year                                              $ 2,696,427,390   $2,697,232,417
                                                         ---------------   --------------
Undistributed net investment income                      $     9,235,355   $    1,177,263
                                                         ===============   ==============


28   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      '06 Shares       '06 Amount       '05 Shares       '05 Amount
CLASS A
Shares sold                           16,731,441    $ 396,039,702       25,492,870    $ 641,137,694
Shares issued in reorganization                -                -          977,011       22,930,449
Reinvestment of distributions          2,887,262       66,309,165       14,197,018      334,318,677
Less shares repurchased              (28,492,107)    (679,064,757)     (15,480,783)    (382,834,976)
                                     -----------    -------------      -----------    -------------
    Net increase (decrease)           (8,873,404)   $(216,715,890)      25,186,116    $ 615,551,844
                                     ===========    =============      ===========    =============
CLASS B
Shares sold                              989,428    $  20,573,797        2,176,136    $  48,838,320
Shares issued in reorganization                -                -          389,378        8,052,327
Reinvestment of distributions            365,505        7,342,377        2,111,097       44,358,161
Less shares repurchased               (3,541,862)     (73,714,179)      (3,887,797)     (86,450,490)
                                     -----------    -------------      -----------    -------------
    Net increase (decrease)           (2,186,929)   $ (45,798,005)         788,814    $  14,798,318
                                     ===========    =============      ===========    =============
CLASS C
Shares sold                            2,402,694    $  49,532,486        4,742,596    $ 105,690,845
Reinvestment of distributions            300,512        5,989,127        1,293,703       26,843,321
Less shares repurchased               (3,249,785)     (67,112,143)      (1,411,281)     (31,149,926)
                                     -----------    -------------      -----------    -------------
    Net increase (decrease)             (546,579)   $ (11,590,530)       4,625,018    $ 101,384,240
                                     ===========    =============      ===========    =============
INVESTOR CLASS
Shares issued in reorganization                -    $           -        3,129,415    $  75,105,949
Reinvestment of distributions            106,415        2,451,591          257,381        6,025,310
Less shares repurchased                 (523,570)     (12,546,274)        (603,652)     (15,070,779)
                                     -----------    -------------      -----------    -------------
    Net increase (decrease)             (417,155)   $ (10,094,683)       2,783,144    $  66,060,480
                                     ===========    =============      ===========    =============
CLASS R
Shares sold                            1,270,654    $  29,919,093          679,367    $  16,685,923
Reinvestment of distributions             31,508          718,012           71,209        1,658,565
Less shares repurchased                 (363,752)      (8,598,778)         (98,237)      (2,409,454)
                                     -----------    -------------      -----------    -------------
    Net increase                         938,410    $  22,038,327          652,339    $  15,935,034
                                     ===========    =============      ===========    =============
CLASS Y
Shares sold                            5,663,318    $ 139,362,182        3,898,824    $  99,857,216
Shares issued in reorganization                -                -        8,471,870      206,035,873
Reinvestment of distributions            163,759        3,906,479          291,173        7,067,872
Less shares repurchased               (6,522,848)    (161,591,183)      (2,799,956)     (66,802,557)
                                     -----------    -------------      -----------    -------------
    Net increase (decrease)             (695,771)   $ (18,322,522)       9,861,911    $ 246,158,404
                                     ===========    =============      ===========    =============


The accompanying notes are an integral part of these financial statements.   29

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year Ended   Year Ended   Year Ended   Year Ended  Year Ended
                                                               10/31/06     10/31/05     10/31/04     10/31/03    10/31/02
CLASS A
Net asset value, beginning of period                          $    22.84   $    25.57   $    22.25   $    16.93   $ 19.29
                                                              ----------   ----------   ----------   ----------   -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                 $     0.12   $     0.04   $     0.01   $     0.04   $ (0.02)
 Net realized and unrealized gain (loss) on investments             3.24         2.86         3.83         5.28     (0.97)
                                                              ----------   ----------   ----------   ----------   -------
  Net increase (decrease) from investment operations          $     3.36   $     2.90   $     3.84   $     5.32   $ (0.99)
Distributions to shareowners:
 Net investment income                                             (0.02)           -            -            -         -
 Net realized gain                                                 (0.85)       (5.63)       (0.52)           -     (1.37)
                                                              ----------   ----------   ----------   ----------   -------
Net increase (decrease) in net asset value                    $     2.49   $    (2.73)  $     3.32   $     5.32   $ (2.36)
                                                              ----------   ----------   ----------   ----------   -------
Net asset value, end of period                                $    25.33   $    22.84   $    25.57   $    22.25   $ 16.93
                                                              ==========   ==========   ==========   ==========   =======
Total return*                                                      15.11%       11.90%       17.65%       31.42%    (5.99)%
Ratio of net expenses to average net assets+                        1.08%        1.10%        1.21%        1.37%     1.30%
Ratio of net investment income (loss) to average net assets+        0.46%        0.16%        0.05%        0.24%    (0.09)%
Portfolio turnover rate                                               91%          74%          59%          58%        65%
Net assets, end of period (in thousands)                      $1,946,583   $1,957,797   $1,547,823   $1,208,400   $890,856
Ratios with reduction for fees paid indirectly:
 Net expenses                                                       1.07%        1.10%        1.21%        1.37%     1.30%
 Net investment income (loss)                                       0.47%        0.16%        0.05%        0.24%    (0.09)%


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.


30   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year Ended   Year Ended   Year Ended   Year Ended  Year Ended
                                                               10/31/06     10/31/05     10/31/04     10/31/03    10/31/02
CLASS B
Net asset value, beginning of period                          $  20.10      $  23.32     $  20.48     $  15.72    $ 18.14
                                                              --------      --------     --------     --------    -------
Increase (decrease) from investment operations:
 Net investment loss                                          $  (0.11)     $  (0.17)    $  (0.22)    $  (0.13)   $ (0.18)
 Net realized and unrealized gain (loss) on investments           2.86          2.58         3.55         4.89      (0.87)
                                                              --------      --------     --------     --------    -------
  Net increase (decrease) from investment operations          $   2.75      $   2.41     $   3.33     $   4.76    $ (1.05)
Distributions to shareowners:
 Net investment income                                               -             -            -            -          -
 Net realized gain                                               (0.85)        (5.63)       (0.49)           -      (1.37)
                                                              --------      --------     --------     --------    -------
Net increase (decrease) in net asset value                    $   1.90      $  (3.22)    $   2.84     $   4.76    $ (2.42)
                                                              --------      --------     --------     --------    -------
Net asset value, end of period                                $  22.00      $  20.10     $  23.32     $  20.48    $ 15.72
                                                              ========      ========     ========     ========    =======
Total return*                                                    14.09%        10.81%       16.64%       30.28%      (6.75)%
Ratio of net expenses to average net assets+                      2.00%         2.06%        2.13%        2.22%       2.10%
Ratio of net investment loss to average net assets+              (0.46)%       (0.80)%      (0.86)%      (0.61)%     (0.89)%
Portfolio turnover rate                                             91%           74%          59%          58%         65%
Net assets, end of period (in thousands)                      $166,294      $195,916     $208,844     $241,313    $264,881
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     1.98%         2.06%        2.13%        2.22%       2.10%
 Net investment loss                                             (0.44)%       (0.80)%      (0.86)%      (0.61)%     (0.89)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   31

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year Ended   Year Ended   Year Ended   Year Ended  Year Ended
                                                               10/31/06     10/31/05     10/31/04     10/31/03    10/31/02
CLASS C
Net asset value, beginning of period                           $  19.94     $  23.15     $  20.34     $ 15.61     $ 18.04
                                                               --------     --------     --------     -------     -------
Increase (decrease) from investment operations:
 Net investment loss                                           $  (0.08)    $  (0.11)    $  (0.16)    $ (0.10)    $ (0.16)
 Net realized and unrealized gain (loss) on investments            2.83         2.53         3.46        4.83       (0.90)
                                                               --------     --------     --------     -------     -------
  Net increase (decrease) from investment operations           $   2.75     $   2.42     $   3.30     $  4.73     $ (1.06)
Distributions to shareowners:
 Net investment income                                                -            -            -           -           -
 Net realized gain                                                (0.85)       (5.63)       (0.49)          -       (1.37)
                                                               --------     --------     --------  -  ------  -   ------
Net increase (decrease) in net asset value                     $   1.90     $  (3.21)    $   2.81     $  4.73     $ (2.43)
                                                               --------     --------     --------  -  ------  -   ------
Net asset value, end of period                                 $  21.84     $  19.94     $  23.15     $ 20.34     $ 15.61
                                                               ========     ========     ========  =  ======  =   ======
Total return*                                                     14.20%       10.95%       16.60%      30.30%      (6.85)%
Ratio of net expenses to average net assets+                       1.90%        1.95%        2.11%       2.28%       2.20%
Ratio of net investment loss to average net assets+               (0.36)%      (0.68)%      (0.88)%     (0.68)%     (0.99)%
Portfolio turnover rate                                              91%          74%          59%         58%         65%
Net assets, end of period (in thousands)                       $188,847     $183,357     $105,778     $53,982     $34,605
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      1.89%        1.95%        2.11%       2.28%       2.20%
 Net investment loss                                              (0.35)%      (0.68)%      (0.88)%     (0.68)%     (0.99)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.


32   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       12/10/04 (a)
                                                         Year Ended         to
                                                          10/31/06       10/31/05
INVESTOR CLASS
Net asset value, beginning of period                      $ 22.88       $ 24.00
                                                          -------       -------
Increase from investment operations:
  Net investment income                                   $  0.17       $  0.06
  Net realized and unrealized gain on investments            3.25          1.29
                                                          -------       -------
   Net increase from investment operations                $  3.42       $  1.35
Distributions to shareowners:
  Net investment income                                     (0.05)            -
  Net realized gain                                         (0.85)        (2.47)
                                                          -------       -------
Net increase (decrease) in net asset value                $  2.52       $ (1.12)
                                                          -------       -------
Net asset value, end of period                            $ 25.40       $ 22.88
                                                          =======       =======
Total return*                                               15.37%         5.39%(b)
Ratio of net expenses to average net assets+                 0.86%         0.94%**
Ratio of net investment income to average net assets+        0.68%         0.24%**
Portfolio turnover rate                                        91%           74%
Net assets, end of period (in thousands)                  $60,100       $63,680
Ratios with reduction for fees paid indirectly:
  Net expenses                                               0.85%         0.93%**
  Net investment income                                      0.69%         0.25%**

(a)  Investor Class Shares were issued in reorganization on December 10, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   33

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                      4/1/03 (a)
                                                               Year Ended   Year Ended   Year Ended       to
                                                                10/31/06     10/31/05     10/31/04     10/31/03
CLASS R
Net asset value, beginning of period                             $ 22.67      $ 25.46       $22.25      $16.81
                                                                 -------      -------       ------      ------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.03      $ (0.01)      $ 0.06      $    -
 Net realized and unrealized gain on investments                    3.23         2.85         3.74        5.44
                                                                 -------      -------       ------      ------
  Net increase from investment operations                        $  3.26      $  2.84       $ 3.80      $ 5.44
Distributions to shareowners:
 Net investment income                                             (0.02)           -            -           -
 Net realized gain                                                 (0.85)       (5.63)       (0.59)          -
                                                                 -------      -------       ------      ------
Net increase (decrease) in net asset value                       $  2.39      $ (2.79)      $ 3.21      $ 5.44
                                                                 -------      -------       ------      ------
Net asset value, end of period                                   $ 25.06      $ 22.67       $25.46      $22.25
                                                                 =======      =======       ======      ======
Total return*                                                      14.79%       11.69%       17.50%      32.36%(b)
Ratio of net expenses to average net assets+                        1.38%        1.32%        1.34%       1.31%**
Ratio of net investment income (loss) to average net assets+        0.15%       (0.05)%      (0.16)%     (0.08)%**
Portfolio turnover rate                                               91%          74%          59%         58%
Net assets, end of period (in thousands)                         $43,091      $17,702       $3,271      $   40
Ratios with reduction for fees paid indirectly:
 Net expenses                                                       1.37%        1.32%        1.34%       1.31%**
 Net investment income (loss)                                       0.16%       (0.05)%      (0.16)%     (0.08)%**

(a)  Class R shares were first publicly offered on April 1, 2003.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


34   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Year Ended   Year Ended   Year Ended   Year Ended  Year Ended
                                                            10/31/06     10/31/05     10/31/04     10/31/03    10/31/02
CLASS Y
Net asset value, beginning of period                       $  23.68     $  26.17      $ 22.73       $17.21      $19.50
                                                           --------     --------      -------       ------      ------
Increase (decrease) from investment operations:
 Net investment income                                     $   0.25     $   0.06      $  0.08       $ 0.15      $ 0.06
 Net realized and unrealized gain (loss) on investments        3.34         3.08         3.96         5.37       (0.98)
                                                           --------     --------      -------       ------      ------
  Net increase (decrease) from investment operations       $   3.59     $   3.14      $  4.04       $ 5.52      $(0.92)
Distributions to shareowners:
 Net investment income                                        (0.11)           -            -            -           -
 Net realized gain                                            (0.85)       (5.63)       (0.60)           -       (1.37)
                                                           --------     --------      -------       ------      ------
Net increase (decrease) in net asset value                 $   2.63     $  (2.49)     $  3.44       $ 5.52      $(2.29)
                                                           --------     --------      -------       ------      ------
Net asset value, end of period                             $  26.31     $  23.68      $ 26.17       $22.73      $17.21
                                                           ========     ========      =======       ======      ======
Total return*                                                 15.59%       12.61%       18.23%       32.07%      (5.54)%
Ratio of net expenses to average net assets+                   0.62%        0.67%        0.78%        0.84%       0.84%
Ratio of net investment income to average net assets+          0.92%        0.62%        0.46%        0.76%       0.37%
Portfolio turnover rate                                          91%          74%          59%          58%         65%
Net assets, end of period (in thousands)                   $291,513     $278,780      $50,081       $8,261      $6,318
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  0.61%        0.67%        0.78%        0.84%       0.83%
 Net investment income                                         0.93%        0.62%        0.46%        0.76%       0.38%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    35

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/06
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Mid Cap Value Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's investment risks.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R and Class Y shares. Investor class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. As planned, all Investor Class shares of the Fund, whenever issued, converted to Class A shares of the Fund on December 10, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and class R shareowners, respectively. There is no distribution plan for Investor Class or Class Y shareowners.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At October 31, 2006 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/06                             (continued)
--------------------------------------------------------------------------------

   realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of distributions paid during the years ended October 31, 2006, and October 31, 2005, were as follows:

--------------------------------------------------------------------------------
                                                        2006             2005
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income                                  $ 13,855,700     $ 77,755,872
  Long-Term capital gain                             92,798,900      423,047,848
                                                   ------------     ------------
    Total                                          $106,654,600     $500,803,720
                                                   ------------     ============
--------------------------------------------------------------------------------

      The following shows the components of distributable earnings on a federal income tax basis at October 31, 2006:

--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
  Undistributed ordinary income                                     $ 59,604,521
  Undistributed long-term gain                                       304,032,356
  Unrealized appreciation                                            254,032,715
                                                                    ------------
    Total                                                           $617,669,592
                                                                    ============
--------------------------------------------------------------------------------

      The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   $273,231 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2006.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except that Class A, Class B, Class C, Investor Class, Class R and Class Y shares can bear different transfer agent and distribution fees.

E. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in interest bearing bank deposits.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/06                             (continued)
--------------------------------------------------------------------------------

F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

G. Option writing

   When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

   During the year ended October 31, 2006, the Fund did not write or exercise any option contracts.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; 0.625% on the next $3 billion and 0.60% on the excess over $4 billion. The basic fee is subject to a performance adjustment up to a maximum of +/-0.10% based on the performance of the Fund's Class A shares as compared with the Russell Midcap Value Index over a rolling 36-month period. In

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

addition, the fee is further limited to a maximum annualized rate adjustment of +/-0.10% (i.e., the fee is further subject to a cap of 0.80% of average daily net assets and a floor of 0.60% of average daily net assets assuming that the Fund is not large enough for any breakpoints to apply). Effective August 1, 2004 PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future. For the year ended October 31, 2006, the aggregate performance adjustment resulted in a decrease to the basic fee of $2,089,785. The management fee was equivalent to 0.57% of the average daily net assets for the period.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fees and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 1.10% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. On October 31, 2006, $54,301 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $873,304 in transfer agent fees payable to PIMSS at October 31, 2006.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25%

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/06                             (continued)
--------------------------------------------------------------------------------

service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $30,816 in distribution fees payable to PFD at October 31, 2006.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans in reimbursement for actual expenditures.

In addition, redemptions of each class of shares (except Class Y and Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain of net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. There is no CDSC for Class R shares. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2006, CDSCs in the amount of $404,252 were paid to PFD.

5. Commission Recapture and Expense Offset Arrangements

Effective July 15, 2005, the Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the year ended October 31, 2006, expenses were reduced by $212,054 under these agreements. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2006, the Fund's expenses were reduced by $131,023 under such arrangements.

5. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended October 31, 2006, the Fund had no borrowings under this agreement. Effective November 28, 2006 this facility was increased to $200 million.

6. Merger Information

On December 8, 2004, beneficial owners of Safeco Multi-Cap Core Fund (one of the Series that comprised Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

---------------------------------------------------------------------------------------------
                         Pioneer Mid Cap         Safeco Multi-Cap          Pioneer Mid Cap
                           Value Fund                Core Fund               Value Fund
                      (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
---------------------------------------------------------------------------------------------
  Net Assets            $2,047,064,347             $75,105,949              $2,122,170,296
  Shares
   Outstanding              86,885,598               3,690,384                  90,015,013
  Investor Class
   Shares Issued                                                                 3,129,415
---------------------------------------------------------------------------------------------

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/06                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Unrealized       Accumulated
                                              Appreciation on       Gain on
                                                Closing Date      Closing Date
--------------------------------------------------------------------------------
  Safeco Multi-Cap Core Fund                  $14,789,843         $21,589,835
--------------------------------------------------------------------------------

In addition, on September 22, 2005, beneficial owners of AmSouth Mid Cap Equity Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 23, 2005, by exchanging all of the AmSouth Fund's Class A, Class B and Class I net assets for Pioneer Mid Cap Value Fund's shares, based on the Fund's Class A, Class B, and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                         Pioneer Mid Cap          AmSouth Mid Cap          Pioneer Mid Cap
                            Value Fund               Equity Fund              Value Fund
                       (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
----------------------------------------------------------------------------------------------
  Net Assets
  Class A                $2,037,601,351           $ 22,930,449             $2,060,531,800
  Class B                $  203,267,554           $  8,052,327             $  211,319,881
  Class C                $  182,413,606           $          -             $  182,413,606
  Class R                $   15,297,621           $          -             $   15,297,621
  Class Y                $  131,848,429           $          -             $  337,884,302
  Investor Class         $   66,287,249           $          -             $   66,287,249
  Class I                $            -           $206,035,873             $            -
                         --------------           ------------             --------------
  Total Net
   Assets                $2,636,715,810           $237,018,649             $2,873,734,459
                         ==============           ============             ==============
  Shares
   Outstanding
  Class A                    86,812,547              1,550,606                 87,789,558
  Class B                     9,829,993                571,137                 10,219,371
  Class C                     8,894,046                      -                  8,894,046
  Class R                       656,453                      -                    656,453
  Class Y                     5,421,200                      -                 13,893,070
  Investor Class              2,819,713                      -                  2,819,713
  Class I                             -             13,863,586                          -
  Shares Issued
   in Reorganization
  Class A                                                                         977,011
  Class B                                                                         389,378
  Class Y                                                                       8,471,870
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                Unrealized         Accumulated
                                             Appreciation on         Loss on
                                               Closing Date       Closing Date
--------------------------------------------------------------------------------
  AmSouth Mid
   Cap Equity Fund                           $34,901,760         $(1,598,488)
--------------------------------------------------------------------------------

7. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/06                             (continued)
--------------------------------------------------------------------------------

disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Pioneer Mid Cap Value Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Mid Cap Value Fund (the "Fund") as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by our correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Mid Cap Value Fund at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst & Young LLP

Boston, Massachusetts
December 15, 2006

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser

Pioneer Investment Management, Inc.

Custodian

Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm

Ernst & Young LLP

Principal Underwriter

Pioneer Funds Distributor, Inc.

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent

Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 89 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The fund's statement of additional information provides more detailed information regarding the fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

                    Position Held With  Term of Office and       Principal Occupation              Other Directorships
Name and Age        the Fund            Length of Service        During Past Five Years            Held by this Trustee
John F. Cogan, Jr.  Chairman of the     Trustee since 1990.      Deputy Chairman and a Director    Director of ICI Mutual
(80)*               Board, Trustee      Serves until a succes-   of Pioneer Global Asset           Insurance Company
                    and President       sor trustee is elected   Management S.p.A. ("PGAM");
                                        or earlier retirement    Non-Executive Chairman and a
                                        or removal.              Director of Pioneer Investment
                                                                 Management USA Inc.
                                                                 ("PIM-USA"); Chairman and a
                                                                 Director of Pioneer; Chairman
                                                                 and Director of Pioneer
                                                                 Institutional Asset
                                                                 Management, Inc. (since 2006);
                                                                 Director of Pioneer
                                                                 Alternative Investment
                                                                 Management Limited (Dublin);
                                                                 President and a Director of
                                                                 Pioneer Alternative Investment
                                                                 Management (Bermuda) Limited
                                                                 and affiliated funds; Director
                                                                 of PIOGLOBAL Real Estate
                                                                 Investment Fund (Russia)
                                                                 (until June 2006); Director of
                                                                 Nano-C, Inc. (since 2003);
                                                                 Director of Cole Investment
                                                                 Corporation (since 2004);
                                                                 Director of Fiduciary
                                                                 Counseling, Inc.; President
                                                                 and Director of Pioneer Funds
                                                                 Distributor, Inc. ("PFD")
                                                                 (until May 2006); President of
                                                                 all of the Pioneer Funds; and
                                                                 Of Counsel, Wilmer Cutler
                                                                 Pickering Hale and Dorr LLP
                                                                 (counsel to PIM-USA and the
                                                                 Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

                      Position Held With  Term of Office and       Principal Occupation                Other Directorships
Name and Age          the Fund            Length of Service        During Past Five Years              Held by this Trustee
David R. Bock (62)    Trustee             Trustee since 2005.      Senior Vice President and Chief     Director of The
3050 K. Street NW,                        Serves until a succes-   Financial Officer, I-trax, Inc.     Enterprise Social
Washington, DC                            sor trustee is elected   (publicly traded health care        Investment Company
20007                                     or earlier retirement    services company) (2001 - present); (privately-held
                                          or removal.              Managing Partner, Federal City      affordable housing
                                                                   Capital Advisors (boutique merchant finance company); and
                                                                   bank) (2002 to 2004); and Executive Director of New York
                                                                   Vice President and Chief Financial  Mortgage Trust (publicly
                                                                   Officer, Pedestal Inc.              traded mortgage REIT)
                                                                   (internet-based mortgage trading
                                                                   company) (2000 - 2002)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)     Trustee             Trustee since 1997.      President, Bush International       Director of Brady
3509 Woodbine                             Serves until a succes-   (international financial advisory   Corporation
Street, Chevy                             sor trustee is elected   firm)                               (industrial
Chase, MD 20815                           or earlier retirement                                        identification and
                                          or removal.                                                  specialty coated
                                                                                                       material products
                                                                                                       manufacturer);
                                                                                                       Director of Briggs &
                                                                                                       Stratton Co. (engine
                                                                                                       manufacturer);
                                                                                                       Director of Mortgage
                                                                                                       Guaranty Insurance
                                                                                                       Corporation; and
                                                                                                       Director of UAL
                                                                                                       Corporation (airline
                                                                                                       holding company)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W.         Trustee             Trustee since 1990.      Founding Director, The              None
Graham (59)                               Serves until a succes-   Winthrop Group, Inc.
1001 Sherbrooke                           sor trustee is elected   (consulting firm); and
Street West,                              or earlier retirement    Desautels Faculty of
Montreal, Quebec,                         or removal.              Management, McGill University
Canada H3A 1G5
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                         Position Held With  Term of Office and       Principal Occupation             Other Directorships
Name, Age and Address    the Fund            Length of Service        During Past Five Years           Held by this Trustee
Thomas J. Perna (56)     Trustee             Trustee since            Private investor (2004 -         Director of
89 Robbins Avenue,                           February, 2006.          present); and Senior Executive   Quadriserv Inc.
Berkeley Heights,                            Serves until a           Vice President, The Bank of      (technology products
NJ 07922                                     successor trustee        New York (financial and          for securities
                                             is elected or earlier    securities services) (1986 -     lending industry)
                                             retirement or removal.   2004)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret      Trustee             Trustee since 1990.      President and Chief Executive    Director of New America High
(58)200 State Street                         Serves until a succes-   Officer, Newbury, Piret &        Income Fund, Inc. (closed-end
12th Floor,                                  sor trustee is elected   Company, Inc. (investment        investment company)
Boston, MA 02109                             or earlier retirement    banking firm)
                                             or removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (70)       Trustee             Trustee since 1990.      President, John Winthrop &       None
One North Adgers Wharf,                      Serves until a succes-   Co., Inc. (private investment
Charleston, SC 29401                         sor trustee is elected   firm)
                                             or earlier retirement
                                             or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

                            Position Held With   Term of Office and       Principal Occupation               Other Directorships
Name and Age                the Fund             Length of Service        During Past Five Years             Held by this Trustee
Osbert M. Hood (54)*        Executive Vice       Since 2003. Serves       President and Chief Executive      Trustee of certain
                            President            at the discretion of     Officer, PIM-USA since May         Pioneer Funds
                                                 the Board                2003 (Director since January
                                                                          2001; Executive Vice President
                                                                          and Chief Operating Officer
                                                                          from November 2000 - May
                                                                          2003); Director of PGAM since
                                                                          June 2003; President and
                                                                          Director of Pioneer since May
                                                                          2003; President and Director
                                                                          of Pioneer Institutional Asset
                                                                          Management, Inc. since
                                                                          February 2006; Chairman and
                                                                          Director of Pioneer Investment
                                                                          Management Shareholder
                                                                          Services, Inc. ("PIMSS") since
                                                                          May 2003; Director of PFD
                                                                          since May 2006; Director of
                                                                          Oak Ridge Investments, LLC (a
                                                                          registered investment adviser
                                                                          in which PIM-USA owns a
                                                                          minority interest) since
                                                                          January 2005; Director of
                                                                          Vanderbilt Capital Advisors,
                                                                          LLC (an institutional
                                                                          investment adviser
                                                                          wholly-owned by PIM-USA) since
                                                                          June 2006; and Executive Vice
                                                                          President of all of the
                                                                          Pioneer Funds since June 2003
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58)    Secretary            Since 2003. Serves       Secretary of PIM-USA; Senior       None
                                                 at the discretion of     Vice President - Legal of
                                                 the Board                Pioneer; Secretary/Clerk of
                                                                          most of PIM-USA's
                                                                          subsidiaries; and Secretary of
                                                                          all of the Pioneer Funds since
                                                                          September 2003 (Assistant
                                                                          Secretary from November 2000
                                                                          to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (41)  Assistant Secretary  Since 2003. Serves       Vice President and Senior          None
                                                 at the discretion of     Counsel of Pioneer since July
                                                 the Board                2002; Vice President and
                                                                          Senior Counsel of BISYS Fund
                                                                          Services, Inc. (April 2001 to
                                                                          June 2002); Senior Vice
                                                                          President and Deputy General
                                                                          Counsel of Funds Distribu-
                                                                          tor, Inc. (July 2000 to April
                                                                          2001); and Assistant Secretary
                                                                          of all of the Pioneer Funds
                                                                          since September 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                            Position Held With   Term of Office and       Principal Occupation               Other Directorships
Name and Age                the Fund             Length of Service        During Past Five Years             Held by this Trustee
Christopher P. Harvey (45)  Assistant Secretary  Since July 2006.         Partner, Wilmer Cutler             None
                                                 Serves at the            Pickering Hale and Dorr LLP;
                                                 discretion of            and Assistant Secretary of all
                                                 the Board                of the Pioneer Funds since
                                                                          July 2006.
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)           Treasurer            Since 2000. Serves       Vice President - Fund              None
                                                 at the discretion of     Accounting, Administration and
                                                 the Board                Controllership Services of
                                                                          Pioneer; and Treasurer of all
                                                                          of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)        Assistant Treasurer  Since 2004. Serves       Deputy Treasurer of Pioneer        None
                                                 at the discretion of     since 2004; Treasurer and
                                                 the Board                Senior Vice President, CDC
                                                                          IXIS Asset Management Services
                                                                          from 2002 to 2003; Assistant
                                                                          Treasurer and Vice President,
                                                                          MFS Investment Management from
                                                                          1997 to 2002; and Assistant
                                                                          Treasurer of all of the
                                                                          Pioneer Funds since November
                                                                          2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41)       Assistant Treasurer  Since 2000. Serves       Assistant Vice President -         None
                                                 at the discretion of     Fund Accounting,
                                                 the Board                Administration and
                                                                          Controllership Services of
                                                                          Pioneer; and Assistant
                                                                          Treasurer of all of the
                                                                          Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (48)          Assistant Treasurer  Since 2002. Serves       Fund Accounting Manager - Fund     None
                                                 at the discretion of     Accounting, Administra- tion
                                                 the Board                and Controllership Services of
                                                                          Pioneer; and Assistant
                                                                          Treasurer of all of the
                                                                          Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

                            Position Held With   Term of Office and       Principal Occupation               Other Directorships
Name and Age                the Fund             Length of Service        During Past Five Years             Held by this Trustee
Katherine Kim Sullivan (32) Assistant Treasurer  Since 2003.              Fund Administration Manager -      None
                                                 Serves at the            Fund Accounting,
                                                 discretion of            Administration and
                                                 the Board                Controllership Services since
                                                                          June 2003; Assistant Vice
                                                                          President - Mutual Fund
                                                                          Operations of State Street
                                                                          Corporation from June 2002 to
                                                                          June 2003 (formerly Deutsche
                                                                          Bank Asset Management);
                                                                          Pioneer Fund Accounting,
                                                                          Administration and
                                                                          Controllership Services (Fund
                                                                          Accounting Manager from August
                                                                          1999 to May 2002); and
                                                                          Assistant Treasurer of all of
                                                                          the Pioneer Funds since
                                                                          September 2003
------------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)     Chief Compliance     Since March 2006.        Chief Compliance Officer of
                            Officer              Serves at the            Pioneer and all of the Pioneer
                                                 discretion of            Funds since March 2006; Vice
                                                 the Board                President and Senior Counsel
                                                                          of Pioneer since September
                                                                          2004; and Senior Vice
                                                                          President and Counsel, State
                                                                          Street Research & Management
                                                                          Company (February 1998 to
                                                                          September 2004)
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito
Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


54
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HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                       pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings to update its Form N-2 and issuance of comfort letters, totaled approximately $33,915 in
2006 and $33,235in 2005.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended October 31, 2006 and 2005.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $7,515 and $6,800 for 2006 and 2005, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended October
31, 2006 and 2005.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2006 and 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,515 in 2006 and $6,800 in 2005.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 29, 2006

* Print the name and title of each signing officer under his or her signature.